UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                          Midas Management Corporation
                               11 Hanover Square
                               New York, NY 10005

                         Form 13F File Number: 028-06269

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     John F. Ramirez
     Chief Compliance Officer
     1-212-480-6432

     /s/John F. Ramirez
     Midas Management Corporation
     August 12, 2010

     Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 66

Form 13F Table Value Total: $96,985
                            (Thousands)

List of Other Managers:

1. CEF Advisers, Inc.

                NAME OF ISSUER               TITLE OF CLASS            CUSIP            VALUE (THOUSANDS)        SHARES/PRN AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
AGNICO-EAGLE MINES LTD                             COM               008474108                     3,039                  50,000.00
APPLE INC                                          COM               037833100                       629                   2,500.00
BARRICK GOLD CORP                                  COM               067901108                     6,905                 152,051.00
BECTON DICKINSON & CO                              COM               075887109                       203                   3,000.00
BERKSHIRE HATHAWAY INC DEL                      CL B NEW             084670702                     4,304                  54,000.00
BHP BILLITON LTD                                   COM               088606108                     3,440                  55,500.00
BROOKFIELD ASSET MGMT INC                    CL A LTD VT SH          112585104                       407                  18,000.00
CANADIAN NAT RES LTD                               COM               136385101                       665                  20,000.00
COSTCO WHSL CORP NEW                               COM               22160K105                       548                  10,000.00
ELDORADO GOLD CORP NEW                             COM               284902103                     3,592                 200,000.00
GENERAL ELECTRIC CO                                COM               369604103                       519                  36,000.00
GOLDCORP INC NEW                                   COM               380956409                     2,193                  50,000.00
GOLDMAN SACHS GROUP INC                            COM               38141G104                       512                   3,900.00
GOOGLE INC                                        CL A               38259P508                       972                   2,184.00
GREAT BASIN GOLD LTD                               COM               390124105                     1,796               1,000,000.00
HOVNANIAN ENTERPRISES INC                         CL A               442487203                        92                  25,000.00
INTERNATIONAL TOWER HILL MIN                       COM               46051L104                     3,335                 500,000.00
ISHARES SILVER TRUST                             ISHARES             46428Q109                       464                  25,464.00
JAGUAR MNG INC                                     COM               47009M103                     3,825                 407,675.00
JOHNSON & JOHNSON                                  COM               478160104                       650                  11,000.00
JPMORGAN CHASE & CO                                COM               46625H100                       710                  19,400.00
KINROSS GOLD                                   COM NO PAR            496902404                     3,483                 203,800.00
LEUCADIA NATL CORP                                 COM               527288104                       390                  20,000.00
LIHIR GOLD LTD                                SPONSORED ADR          532349107                     3,325                  92,400.00
MASTERCARD INC                                    CL A               57636Q104                     1,995                  10,000.00
MINEFINDERS CORP                                   COM               602900102                     1,782                 200,000.00
NEWMONT MINING CORP                                COM               651639106                     7,718                 125,000.00
NORTHERN DYNASTY MINERALS LT                     COM NEW             66510M204                     3,882                 600,000.00
NORTHGATE MINERALS CORP                            COM               666416102                     5,100               1,700,000.00
PULTE GROUP INC                                    COM               745867101                       166                  20,000.00
RANDGOLD RES LTD                                   ADR               752344309                     2,843                  30,000.00
SILVERCORP METALS INC                              COM               82835P103                     1,986                 300,000.00
SPDR GOLD TRUST                                 GOLD SHS             78463V107                     1,863                  15,310.00
THOMPSON CREEK METALS CO INC                       COM               884768102                     2,604                 300,000.00
TRAVELERS COMPANIES INC                            COM               89417E109                       443                   9,000.00
ALPINE GLOBAL PREMIER PPTYS                      COM SBI             02083A103                       578                 107,154.00
AMAZON.COM INC                                     COM                23135106                       219                   2,000.00
APPLE INC                                          COM                37833100                       528                   2,100.00
BERKSHIRE HATHAWAY INC DEL                      CL B NEW              84670702                       279                   3,500.00
BLACKROCK CREDIT ALL INC TR                        COM               09255J101                       624                  69,142.00
BLACKROCK INCOME                                   COM               09247F100                       709                 104,900.00
COHEN & STEERS DIV MJRS FDIN                       COM               19248G106                       932                  94,043.00
COHEN & STEERS INFRASTRUCTUR                       COM               19248A109                       886                  70,000.00
COHEN & STEERS QUALITY RLTY                        COM               19247L106                       962                 152,014.00
COHEN & STEERS REIT & PFD IN                       COM               19247X100                       581                  55,000.00
DCA TOTAL RETURN FD                                COM               233066109                       813                 325,000.00
DCW TOTAL RETURN FD                                COM               23317C103                       662                 150,000.00
FRANKLIN RES INC                                   COM               354613101                       259                   3,000.00
GABELLI DIVD & INCOME TR                           COM               36242H104                       648                  54,000.00
GOOGLE INC                                        CL A               38259P508                       222                     500.00
GSC INVESTMENT CORP                                COM               362493108                       899                 485,911.00
HELIOS ADVANTAGE INCOME FD I                     COM NEW             42327W206                       373                  55,623.00
JOHN HANCOCK BK &THRIFT OPP                  SH BEN INT NEW          409735206                       602                  42,000.00
KOHLBERG CAPITAL CORP                              COM               500233101                       338                  67,393.00
LMP CAP & INCOME FD INC                            COM               50208A102                       265                  27,626.00
MACQUARIE FT TR GB INF UT DI                       COM               55607W100                       930                  87,534.00
MACQUARIE GLBL INFRA TOTL RE                       COM               55608D101                       797                  60,589.00
MVC CAPITAL INC                                    COM               553829102                     1,311                 101,500.00
NFJ DIVID INT & PREM STRTGY                      COM SHS             65337H109                       992                  71,860.00
NGP CAP RES CO                                     COM               62912R107                       896                 124,897.00
NUVEEN DIVERSIFIED DIV INCM                        COM               6706EP105                       313                  31,700.00
NUVEEN MULTI STRAT INC & GR                        COM               67073B106                     1,101                 150,000.00
NUVEEN MULTI STRAT INC GR FD                       COM               67073D102                     1,050                 135,000.00
PFIZER INC                                         COM               717081103                       143                  10,000.00
PROCTER & GAMBLE                                   COM               742718109                       240                   4,000.00
RMR REAL ESTATE                                  COM SHS             74964K609                     1,453                  59,477.00

                                                                     INVESTMENT        OTHER
                NAME OF ISSUER           SH/PRN        PUT/CALL      DISCRETION       MANAGERS            VOTING AUTHORITY
--------------------------------------------------------------------------------------------------------------------------
AGNICO-EAGLE MINES LTD                                                 Defined                                50,000.00
APPLE INC                                                              Defined                                 2,500.00
BARRICK GOLD CORP                                                      Defined                               152,051.00
BECTON DICKINSON & CO                                                  Defined                                 3,000.00
BERKSHIRE HATHAWAY INC DEL                                             Defined                                54,000.00
BHP BILLITON LTD                                                       Defined                                55,500.00
BROOKFIELD ASSET MGMT INC                                              Defined                                18,000.00
CANADIAN NAT RES LTD                                                   Defined                                20,000.00
COSTCO WHSL CORP NEW                                                   Defined                                10,000.00
ELDORADO GOLD CORP NEW                                                 Defined                               200,000.00
GENERAL ELECTRIC CO                                                    Defined                                36,000.00
GOLDCORP INC NEW                                                       Defined                                50,000.00
GOLDMAN SACHS GROUP INC                                                Defined                                 3,900.00
GOOGLE INC                                                             Defined                                 2,184.00
GREAT BASIN GOLD LTD                                                   Defined                             1,000,000.00
HOVNANIAN ENTERPRISES INC                                              Defined                                25,000.00
INTERNATIONAL TOWER HILL MIN                                           Defined                               500,000.00
ISHARES SILVER TRUST                                                   Defined                                25,464.00
JAGUAR MNG INC                                                         Defined                               407,675.00
JOHNSON & JOHNSON                                                      Defined                                11,000.00
JPMORGAN CHASE & CO                                                    Defined                                19,400.00
KINROSS GOLD                                                           Defined                               203,800.00
LEUCADIA NATL CORP                                                     Defined                                20,000.00
LIHIR GOLD LTD                                                         Defined                                92,400.00
MASTERCARD INC                                                         Defined                                10,000.00
MINEFINDERS CORP                                                       Defined                               200,000.00
NEWMONT MINING CORP                                                    Defined                               125,000.00
NORTHERN DYNASTY MINERALS LT                                           Defined                               600,000.00
NORTHGATE MINERALS CORP                                                Defined                             1,700,000.00
PULTE GROUP INC                                                        Defined                                20,000.00
RANDGOLD RES LTD                                                       Defined                                30,000.00
SILVERCORP METALS INC                                                  Defined                               300,000.00
SPDR GOLD TRUST                                                        Defined                                15,310.00
THOMPSON CREEK METALS CO INC                                           Defined                               300,000.00
TRAVELERS COMPANIES INC                                                Defined                                 9,000.00
ALPINE GLOBAL PREMIER PPTYS                                            Defined             1                 107,154.00
AMAZON.COM INC                                                         Defined             1                   2,000.00
APPLE INC                                                              Defined             1                   2,100.00
BERKSHIRE HATHAWAY INC DEL                                             Defined             1                   3,500.00
BLACKROCK CREDIT ALL INC TR                                            Defined             1                  69,142.00
BLACKROCK INCOME                                                       Defined             1                 104,900.00
COHEN & STEERS DIV MJRS FDIN                                           Defined             1                  94,043.00
COHEN & STEERS INFRASTRUCTUR                                           Defined             1                  70,000.00
COHEN & STEERS QUALITY RLTY                                            Defined             1                 152,014.00
COHEN & STEERS REIT & PFD IN                                           Defined             1                  55,000.00
DCA TOTAL RETURN FD                                                    Defined             1                 325,000.00
DCW TOTAL RETURN FD                                                    Defined             1                 150,000.00
FRANKLIN RES INC                                                       Defined             1                   3,000.00
GABELLI DIVD & INCOME TR                                               Defined             1                  54,000.00
GOOGLE INC                                                             Defined             1                     500.00
GSC INVESTMENT CORP                                                    Defined             1                 485,911.00
HELIOS ADVANTAGE INCOME FD I                                           Defined             1                  55,623.00
JOHN HANCOCK BK &THRIFT OPP                                            Defined             1                  42,000.00
KOHLBERG CAPITAL CORP                                                  Defined             1                  67,393.00
LMP CAP & INCOME FD INC                                                Defined             1                  27,626.00
MACQUARIE FT TR GB INF UT DI                                           Defined             1                  87,534.00
MACQUARIE GLBL INFRA TOTL RE                                           Defined             1                  60,589.00
MVC CAPITAL INC                                                        Defined             1                 101,500.00
NFJ DIVID INT & PREM STRTGY                                            Defined             1                  71,860.00
NGP CAP RES CO                                                         Defined             1                 124,897.00
NUVEEN DIVERSIFIED DIV INCM                                            Defined             1                  31,700.00
NUVEEN MULTI STRAT INC & GR                                            Defined             1                 150,000.00
NUVEEN MULTI STRAT INC GR FD                                           Defined             1                 135,000.00
PFIZER INC                                                             Defined             1                  10,000.00
PROCTER & GAMBLE                                                       Defined             1                   4,000.00
RMR REAL ESTATE                                                        Defined             1                  59,477.00